BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, authorized (in shares)	500,000,000	500,000,000	500,000,000
Common stock, issued (in shares)	1,000	1,000	1,000
Common stock, outstanding (in shares)	1,000	1,000	1,000